Risk Management and Hedging Activities - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2012 Interest Rate Derivatives [Member]		Dec. 31, 2012 Commodity Derivatives [Member]	Dec. 31, 2012 Foreign Currency Derivatives [Member]	Dec. 31, 2013 Cash Flow Hedge [Member]	Dec. 31, 2013 Cash Flow Hedge [Member] Interest Rate Derivatives [Member]		Dec. 31, 2013 Cash Flow Hedge [Member] Commodity Derivatives [Member]	Dec. 31, 2013 Cash Flow Hedge [Member] Foreign Currency Derivatives [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net deferred (losses) gains in AOCI (beginning balance)	$ (11)	$ (15)	[1]					$ (15)	$ (10)		$ (6)	$ 1	[2]
Gains (losses) recognized in AOCI on derivatives - effective portion				(10)	[3]		[2]	4	4	[3]	0	0	[2]
Net deferred losses in AOCI (ending balance)	(11)	(15)	[1]					(11)	(6)		(6)	1	[2]
Deferred losses in AOCI expected to be reclassified into earnings over the next 12 months								$ (2)	$ (2)		$ 0	$ 0	[2]

[1]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	Relates to Discovery, our unconsolidated affiliate.
[3]	Included in interest expense in our consolidated statements of operations.